Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Fair Value Measurement Using Significant Unobservable Inputs (Details) - Available-for-sale Securities [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ 2,009	$ 2,068
Sales
Paydowns
Accretion (amortization) of discounts and premiums	(18)	(18)
Unrealized gains (loss) included in other comprehensive income (loss)	31	(41)
Ending balance	$ 2,022	$ 2,009